Warrants Liability (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) days shares	Dec. 31, 2022 shares	Mar. 31, 2022 $ / shares shares
Warrants Liability [Line Items]
Warrants for redemption, description	In whole and not in part; ●At a price of $0.01 per warrant; ●Upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and ●If, and only if, the closing price of the Ordinary shares equals or exceeds $18.00 per share (subject to standard adjustments) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.
Public Warrants [Member]
Warrants Liability [Line Items]
Number of warrants issued			13,749,984
Term of warrants			5 years
Exercise price (in Dollars per share) | $ / shares			$ 11.5
Ordinary shares authorized		144,123
Number of warrants exercised		144,123
Warrants exercised	0
Warrants outstanding (in Dollars) | $	$ 13,605,561
Number of trading days considered for calculation of fair market value of ordinary shares	10
Private Warrants [Member]
Warrants Liability [Line Items]
Number of warrants issued			2,142,000
Term of warrants			5 years
Exercise price (in Dollars per share) | $ / shares			$ 11.5
Warrants exercised	0
Warrants outstanding (in Dollars) | $	$ 2,142,000
Number of trading days considered for calculation of fair market value of ordinary shares | days	10